UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 32.7%
2,554,642	Goldman Sachs Large Cap Value Insights Fund	$ 41,998,311
2,967,632	Goldman Sachs International Equity Insights Fund	32,851,683
3,050,708	Goldman Sachs Emerging Markets Equity Insights Fund	26,754,709
984,240	Goldman Sachs Large Cap Value Fund	17,991,916
829,251	Goldman Sachs Large Cap Growth Insights Fund	17,953,274
554,049	Goldman Sachs Strategic Growth Fund	7,728,988
589,758	Goldman Sachs International Small Cap Insights Fund	5,980,146
303,236	Goldman Sachs Real Estate Securities Fund	5,364,249
636,469	Goldman Sachs International Real Estate Securities Fund	3,997,022
222,311	Goldman Sachs Small Cap Equity Insights Fund	3,930,453

		164,550,751

Fixed Income – 51.4%
10,804,443	Goldman Sachs Global Income Fund	139,809,498
3,606,072	Goldman Sachs Strategic Income Fund	38,188,303
3,123,448	Goldman Sachs Local Emerging Markets Debt Fund	25,112,523
3,186,575	Goldman Sachs High Yield Fund - Institutional Shares	22,433,487
1,462,206	Goldman Sachs Emerging Markets Debt Fund	18,555,389
2,871,990	Goldman Sachs Commodity Strategy Fund	15,020,505

		259,119,705

Dynamic – 16.0%
5,541,046	Goldman Sachs Dynamic Allocation Fund	62,890,867
1,799,573	Goldman Sachs Managed Futures Strategy Fund	17,653,808

		80,544,675

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.1%		$504,215,131

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(577,099)

NET ASSETS – 100.0%		$503,638,032

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$506,216,959

Gross unrealized gain	16,109,565
Gross unrealized loss	(18,111,393)

Net unrealized security loss	$(2,001,828)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 97.1%
11,210,162	Goldman Sachs International Equity Insights Fund	$124,096,497
4,142,156	Goldman Sachs Large Cap Value Insights Fund	68,097,050
2,485,831	Goldman Sachs Large Cap Growth Insights Fund	53,818,251
5,201,424	Goldman Sachs Emerging Markets Equity Insights Fund	45,616,491
1,594,061	Goldman Sachs Large Cap Value Fund	29,139,434
1,662,053	Goldman Sachs Strategic Growth Fund	23,185,638
1,172,432	Goldman Sachs International Small Cap Insights Fund	11,888,456
620,424	Goldman Sachs Small Cap Equity Insights Fund	10,969,094
453,512	Goldman Sachs Real Estate Securities Fund	8,022,632
1,265,291	Goldman Sachs International Real Estate Securities Fund	7,946,027

		382,779,570

Fixed Income – 3.1%
2,283,876	Goldman Sachs Commodity Strategy Fund	11,944,672

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2%		$394,724,242

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(616,443)

NET ASSETS – 100.0%		$394,107,799

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$354,745,643

Gross unrealized gain	81,283,251
Gross unrealized loss	(41,304,652)

Net unrealized security gain	$39,978,599

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 99.9%
Equity – 53.7%
13,248,825	Goldman Sachs International Equity Insights Fund	$ 146,664,489
7,307,732	Goldman Sachs Large Cap Value Insights Fund	120,139,109
8,861,988	Goldman Sachs Emerging Markets Equity Insights Fund	77,719,636
3,267,078	Goldman Sachs Large Cap Growth Insights Fund	70,732,235
2,810,605	Goldman Sachs Large Cap Value Fund	51,377,852
2,186,921	Goldman Sachs Strategic Growth Fund	30,507,545
1,820,495	Goldman Sachs International Small Cap Insights Fund	18,459,821
796,943	Goldman Sachs Small Cap Equity Insights Fund	14,089,950
704,173	Goldman Sachs Real Estate Securities Fund	12,456,814
1,964,671	Goldman Sachs International Real Estate Securities Fund	12,338,136

		554,485,587

Fixed Income – 30.1%
9,469,355	Goldman Sachs Global Income Fund	122,533,450
4,947,316	Goldman Sachs Strategic Income Fund	52,392,077
5,151,579	Goldman Sachs Local Emerging Markets Debt Fund	41,418,697
5,077,297	Goldman Sachs High Yield Fund	35,744,169
5,910,359	Goldman Sachs Commodity Strategy Fund	30,911,175
2,182,523	Goldman Sachs Emerging Markets Debt Fund	27,696,218

		310,695,786

Dynamic – 16.1%
11,402,904	Goldman Sachs Dynamic Allocation Fund	129,422,964
3,703,316	Goldman Sachs Managed Futures Strategy Fund	36,329,531

		165,752,495

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 99.9%		$1,030,933,868

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,380,339

NET ASSETS – 100.0%		$1,032,314,207

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$976,776,897

Gross unrealized gain	90,108,518
Gross unrealized loss	(35,951,547)

Net unrealized security gain	$54,156,971

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 72.8%
17,306,842	Goldman Sachs International Equity Insights Fund	$191,586,741
7,342,521	Goldman Sachs Large Cap Value Insights Fund	120,711,044
3,950,147	Goldman Sachs Large Cap Growth Insights Fund	85,520,676
9,534,115	Goldman Sachs Emerging Markets Equity Insights Fund	83,614,186
2,825,739	Goldman Sachs Large Cap Value Fund	51,654,515
2,643,330	Goldman Sachs Strategic Growth Fund	36,874,456
2,070,127	Goldman Sachs International Small Cap Insights Fund	20,991,090
969,193	Goldman Sachs Small Cap Equity Insights Fund	17,135,334
800,726	Goldman Sachs Real Estate Securities Fund	14,164,837
2,234,047	Goldman Sachs International Real Estate Securities Fund	14,029,815

		636,282,694

Fixed Income – 11.1%
5,040,545	Goldman Sachs Commodity Strategy Fund	26,362,050
2,109,581	Goldman Sachs Strategic Income Fund	22,340,459
3,067,526	Goldman Sachs High Yield Fund	21,595,383
1,057,384	Goldman Sachs Emerging Markets Debt Fund	13,418,200
1,631,592	Goldman Sachs Local Emerging Markets Debt Fund	13,118,001

		96,834,093

Dynamic – 16.2%
9,724,616	Goldman Sachs Dynamic Allocation Fund	110,374,389
3,158,247	Goldman Sachs Managed Futures Strategy Fund	30,982,407

		141,356,796

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.1%		$874,473,583

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(975,773)

NET ASSETS – 100.0%		$873,497,810

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$785,766,177

Gross unrealized gain	126,997,273
Gross unrealized loss	(38,289,867)

Net unrealized security gain	$88,707,406

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.0%
Equity – 49.7%
10,709,684	Goldman Sachs Real Estate Securities Fund	$ 189,454,304
21,129,164	Goldman Sachs International Real Estate Securities Fund	132,691,152
10,499,559	Goldman Sachs International Small Cap Insights Fund	106,465,529
9,051,719	Goldman Sachs Emerging Markets Equity Insights Fund	79,383,576
3,625,111	Goldman Sachs International Small Cap Fund	70,943,419
3,887,570	Goldman Sachs Emerging Markets Equity Fund	66,049,806

		644,987,786

Fixed Income – 50.3%
13,671,830	Goldman Sachs Emerging Markets Debt Fund	173,495,519
22,715,019	Goldman Sachs High Yield Fund	159,913,734
24,764,219	Goldman Sachs Commodity Strategy Fund	129,516,867
15,444,039	Goldman Sachs Local Emerging Markets Debt Fund	124,170,078
6,694,870	Goldman Sachs High Yield Floating Rate Fund	66,480,058

		653,576,256

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.0%		$1,298,564,042

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(299,451)

NET ASSETS – 100.0%		$1,298,264,591

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free ShareholderServices Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,280,449,403

Gross unrealized gain	92,095,989
Gross unrealized loss	(73,981,350)

Net unrealized security gain	$18,114,639

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy, as well as the Underlying Funds, is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of September 30, 2014:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$164,550,751	$—	$—
Fixed Income Underlying Funds	259,119,705	—	—
Dynamic Underlying Funds	80,544,675	—	—
Total	$504,215,131	$—	$—

EQUITY GROWTH STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$382,779,570	$—	$—
Fixed Income Underlying Funds	11,944,672	—	—
Total	$394,724,242	$—	$—

GROWTH AND INCOME STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$554,485,587	$—	$—
Fixed Income Underlying Funds	310,695,786	—	—
Dynamic Underlying Funds	165,752,495	—	—
Total	$1,030,933,868	$—	$—

GROWTH STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$636,282,694	$—	$—
Fixed Income Underlying Funds	96,834,093	—	—
Dynamic Underlying Funds	141,356,796	—	—
Total	$874,473,583	$—	$—

SATELLITE STRATEGIES

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$644,987,786	$—	$—
Fixed Income Underlying Funds	653,576,256	—	—
Total	$1,298,564,042	$—	$—

For further information regarding security characteristics, please see the schedules of investments.

The Portfolios’ risks include, but are not limited to, the following:

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund.

Liquidity Risk — The Portfolios may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolios invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolios have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolios also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date November 26, 2014

*	Print the name and title of each signing officer under his or her signature.